Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,722,455.96
Previously Paid Amount	0.00
Total Fee Amount	375.97
Total Offset Amount	350.15
Net Fee	$ 25.82
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A